UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-10401

 NAME OF REGISTRANT:                     Trust for Professional Managers



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jay Fitton
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          513-520-5925

 DATE OF FISCAL YEAR END:                05/31

 DATE OF REPORTING PERIOD:               07/01/2023 - 11/17/2023


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

Barrett Growth Fund
--------------------------------------------------------------------------------------------------------------------------
 ENERSYS                                                                                     Agenda Number:  935894697
--------------------------------------------------------------------------------------------------------------------------
        Security:  29275Y102
    Meeting Type:  Annual
    Meeting Date:  03-Aug-2023
          Ticker:  ENS
            ISIN:  US29275Y1029
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Class I Director: Caroline Chan               Mgmt          For                            For

1.2    Election of Class I Director: Steven M.                   Mgmt          For                            For
       Fludder

1.3    Election of Class I Director: Paul J.                     Mgmt          For                            For
       Tufano

1.4    Election of Class I Director: Rudolph                     Mgmt          For                            For
       Wynter

2.     Approve, ratify and adopt the EnerSys 2023                Mgmt          For                            For
       Equity Incentive Plan.

3.     Ratify the appointment of Ernst & Young LLP               Mgmt          For                            For
       as the Company's independent registered
       public accounting firm for fiscal year
       ending March 31, 2024.

4.     An advisory vote to approve the                           Mgmt          For                            For
       compensation of EnerSys'named executive
       officers.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Trust for Professional Managers
By (Signature)       /s/ John Buckel
Name                 John Buckel
Title                President
Date                 01/30/2024